Nature of Business (Details)									1 Months Ended	3 Months Ended								5 Months Ended	6 Months Ended				7 Months Ended	12 Months Ended
		Sep. 02, 2016 USD ($)	Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 29, 2015 USD ($) shares	Jul. 29, 2014 USD ($) shares	Jun. 30, 2014 USD ($)	Jul. 22, 2013 USD ($) shares	Jul. 31, 2013 USD ($)	Jun. 30, 2016 USD ($) MW		Mar. 31, 2016 USD ($) MW		Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)	[6]	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($) MW		Jun. 30, 2015 USD ($)		Jul. 22, 2013 USD ($)	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Sep. 01, 2016 USD ($)	Nov. 02, 2015 USD ($) MW	Sep. 30, 2015
Nature of Business
Megawatts Thermal Equivalent, Available Under right-to-use Provisions										134		134							134					134
Proceeds from the issuance of common stock | $								$ 468,000,000											$ 0		$ 600,000,000	[1]		$ 599,000,000		$ 630,000,000	[2]	$ 468,000,000	[2]
Power Generation Capacity, Megawatts										4,686	[3]	4,687	[4]						4,686	[3]				4,687	[5]
Business Acquisition, Consideration Transferred, Working Capital | $																										1,000,000
Allocation of Corporate Expenses | $																							$ 3,000,000
General and administrative | $										$ 3,000,000		$ 3,000,000	[6]	$ 3,000,000	[7]	$ 3,000,000			$ 6,000,000		$ 6,000,000	[7]		$ 12,000,000	[8]	8,000,000	[8]	7,000,000	[8]
Conventional Generation [Member]
Nature of Business
Power Generation Capacity, Megawatts										1,945	[3]	1,945	[4]						1,945	[3]				1,945	[9]
Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts										610	[3]	610	[4]						610	[3]				610	[9]
Distributed Solar
Nature of Business
Power Generation Capacity, Megawatts										9	[3]	9	[4]						9	[3]				9	[9]
Wind Farms [Member]
Nature of Business
Power Generation Capacity, Megawatts										1,999	[3]	1,999	[4]						1,999	[3]				1,999
Thermal [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										20	[3]	124	[4]						20	[3]				124	[9]
Steam and Chilled Water Capacity, Megawatts Thermal Equivalent										1,315	[3],[10]	1,315	[4],[11]						1,315	[3],[10]				1,315	[9],[12]
Common Class C [Member]
Nature of Business
Proceeds from the issuance of common stock | $					$ 599,000,000
Common Class A [Member]
Nature of Business
Proceeds from Issuance Initial Public Offering | $
Public Shareholders [Member] | Common Class A [Member]
Nature of Business
Sale of Stock, Number of Shares Issued in Transaction | shares						12,075,000		22,511,250
Proceeds from the issuance of common stock | $						$ 630,000,000
NRG
Nature of Business
Payments to Acquire Interest in Subsidiaries and Affiliates | $									$ 395,000,000
NRG Yield, Inc. [Member] | NRG | Class A units of NRG Yield LLC
Nature of Business
Sale of Stock, Number of Shares Acquired in Transaction | shares								19,011,250
NRG Yield, Inc. [Member] | NRG Yield LLC | Class A units of NRG Yield LLC
Nature of Business
Sale of Stock, Number of Shares Acquired in Transaction | shares								3,500,000
NRG Yield [Member]
Nature of Business
Proceeds from the issuance of common stock | $																								$ 599,000,000		630,000,000	[13]	$ 468,000,000	[13]
NRG Yield [Member] | NRG Yield [Member]
Nature of Business
Sale of Stock, Number of Shares Issued in Transaction | shares					28,198,000
NRG Yield LLC | Common Class C [Member]
Nature of Business
Sale of Stock, Percentage of Ownership after Transaction												100.00%							100.00%
NRG Yield LLC | Common Class A [Member]
Nature of Business
Sale of Stock, Percentage of Ownership after Transaction												100.00%							100.00%
NRG Yield LLC | NRG Yield, Inc. [Member]
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Voting Interest												44.90%							44.90%					44.90%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest					53.30%	53.30%		34.50%				53.30%							53.30%					53.30%
NRG Yield LLC | NRG
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Voting Interest												55.10%							55.10%					55.10%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest					46.70%	46.70%						46.70%							46.70%					46.70%
GenConn Middletown [Member] | Conventional Generation [Member]
Nature of Business
Equity Method Investment, Ownership Percentage										50.00%		50.00%							50.00%					50.00%	[14]
Power Generation Capacity, Megawatts										95	[3]	95	[4]						95	[3]				95	[9],[14]
GenConn Devon [Member] | Conventional Generation [Member]
Nature of Business
Equity Method Investment, Ownership Percentage										50.00%		50.00%							50.00%					50.00%	[14]
Power Generation Capacity, Megawatts										95	[3]	95	[4]						95	[3]				95	[9],[14]
Marsh Landing | Conventional Generation [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										720	[3]	720	[4]						720	[3]				720	[9]
El Segundo [Member] | Conventional Generation [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										550	[3]	550	[4]						550	[3]				550
Walnut Creek [Member] | Conventional Generation [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										485	[3]	485	[4]						485	[3]				485
Alpine [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										66	[3]	66	[4]						66	[3]				66	[9]
Avenal [Member] | Utility-Scale Solar
Nature of Business
Equity Method Investment, Ownership Percentage										50.00%		50.00%		49.95%					50.00%		49.95%			50.00%	[14]							50.00%
Power Generation Capacity, Megawatts										23	[3]	23	[4]						23	[3]				23	[9],[14]
Avra Valley [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										26	[3]	26	[4]						26	[3]				26	[9]
NRG Solar Blythe LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										21	[3]	21	[4]						21	[3]				21	[9]
Borrego [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										26	[3]	26	[4]						26	[3]				26	[9]
NRG Solar Roadrunner LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										20	[3]	20	[4]						20	[3]				20	[9]
CVSR [Member] | Utility-Scale Solar
Nature of Business
Equity Method Investment, Ownership Percentage										100.00%		100.00%							100.00%					100.00%	[12]
Power Generation Capacity, Megawatts										250	[3]	250	[4]						250	[3]				250	[9],[12]
RE Kansas South [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										20	[3]	20	[4]						20	[3]				20
TA - High Desert LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										20	[3]	20	[4]						20	[3]				20
Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership										25.00%		25.00%							25.00%					25.00%
AZ DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										5	[3]	5	[4]						5	[3]				5	[9]
PFMG DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership										51.00%		51.00%							51.00%					51.00%
Power Generation Capacity, Megawatts										4	[3]	4	[4]						4	[3]				4	[9]
Alta I [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										150	[3]	150	[4]						150	[3]				150
Alta II [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										150	[3]	150	[4]						150	[3]				150
Alta III [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										150	[3]	150	[4]						150	[3]				150
Alta IV [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										102	[3]	102	[4]						102	[3]				102
Alta V [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										168	[3]	168	[4]						168	[3]				168
Alta X [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%	[15],[16]	100.00%	[17]						100.00%	[15],[16]				100.00%	[18],[19]
Power Generation Capacity, Megawatts										137	[3],[15],[16]	137	[4],[17]						137	[3],[15],[16]				137	[18],[19]
Alta XI [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%	[15],[16]	100.00%	[17]						100.00%	[15],[16]				100.00%	[18],[19]
Power Generation Capacity, Megawatts										90	[3],[15],[16]	90	[4],[17]						90	[3],[15],[16]				90	[18],[19]
South Trent | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										101	[3]	101	[4]						101	[3]				101	[9]
Spanish Fork [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										75.00%		75.00%							75.00%					75.00%
Power Generation Capacity, Megawatts										14	[3]	14	[4]						14	[3]				14
Laredo Ridge [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										80	[3]	80	[4]						80	[3]				80
Lookout [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										75.00%		75.00%							75.00%					75.00%
Power Generation Capacity, Megawatts										29	[3]	29	[4]						29	[3]				29
Odin Wind Farm [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										74.90%		74.90%							74.90%					74.90%
Power Generation Capacity, Megawatts										15	[3]	15	[4]						15	[3]				15
Taloga [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										130	[3]	130	[4]						130	[3]				130
NRG DGPV Holdco [Member]
Nature of Business
Power Generation Capacity, Megawatts										45		45							45
Pinnacle [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										55	[3]	55	[4]						55	[3]				55
San Juan Mesa Wind Project, LLC [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										56.30%		56.30%							56.30%					56.30%
Power Generation Capacity, Megawatts										68	[3]	68	[4]						68	[3]				68
Sleeping Bear [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										75.00%		75.00%							75.00%					75.00%
Power Generation Capacity, Megawatts										71	[3]	71	[4]						71	[3]				71
Buffalo Bear [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										100.00%		100.00%							100.00%					100.00%
Power Generation Capacity, Megawatts										19	[3]	19	[4]						19	[3]				19
Crosswinds [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										74.30%		74.30%							74.30%					74.30%
Power Generation Capacity, Megawatts										16	[3]	16	[4]						16	[3]				16
Elbow Creek [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										75.00%		75.00%							75.00%					75.00%
Power Generation Capacity, Megawatts										92	[3]	92	[4]						92	[3]				92
Forward [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										75.00%		75.00%							75.00%					75.00%
Power Generation Capacity, Megawatts										22	[3]	22	[4]						22	[3]				22
Goat Wind [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										74.90%		74.90%							74.90%					74.90%
Power Generation Capacity, Megawatts										113	[3]	113	[4]						113	[3]				113
Elkhorn Ridge Wind, LLC [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										50.30%		50.30%							50.30%					50.30%
Power Generation Capacity, Megawatts										41	[3]	41	[4]						41	[3]				41
Hardin [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										74.30%		74.30%							74.30%					74.30%
Power Generation Capacity, Megawatts										11	[3]	11	[4]						11	[3]				11
Spring Canyon II [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										90.10%		90.10%							90.10%					90.10%	[19]
Power Generation Capacity, Megawatts										29	[3],[15]	29	[4],[17]						29	[3],[15]				29	[19]
Spring Canyon III [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										90.10%		90.10%							90.10%					90.10%	[19]
Power Generation Capacity, Megawatts										25	[3],[15]	25	[4],[17]						25	[3],[15]				25	[19]
Wildorado [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership										74.90%		74.90%							74.90%					74.90%
Power Generation Capacity, Megawatts										121	[3]	121	[4]						121	[3]				121
NRG RPV Holdco [Member]
Nature of Business
Power Generation Capacity, Megawatts										55		57							55
CVSR [Member]
Nature of Business
Payments to Acquire Businesses, Gross | $		$ 79,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt | $																														$ 496,000,000
Business Acquisition, Percentage of Voting Interests Acquired																														51.00%
November 2015 Drop Down Assets [Member]
Nature of Business
Payments to Acquire Businesses, Gross | $			$ 207,000,000	$ 209,000,000
Business Acquisition, Consideration Transferred, Working Capital | $			$ 2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt | $				193,000,000																						$ 198,000,000
Business Acquisition, Percentage of Voting Interests Acquired																															75.00%
Number of Facilities | $																															12
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value | $				$ 282,000,000
November 2015 Drop Down Assets [Member] | Wind Farms [Member]
Nature of Business
Power Generation Capacity, Megawatts	[3],[4]																														814
Drop-down Acquisition [Member]
Nature of Business
Business Acquisitions, Consideration Transferred, Purchase Price | $							$ 357,000,000
Affiliated Entity [Member]
Nature of Business
General and administrative | $																		$ 3,000,000
Southern California Edison [Member] | Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts										63	[3]	63	[4]						63	[3]				63
Pacific Gas and Electric [Member] | Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts										75	[3]	75	[4]						75	[3]				75

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[4]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[5]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[6]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2015.
[10]	For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
[11]	(c) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
[12]	) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
[13]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[14]	On September 30, 2015, the Company acquired NRG's remaining 0.05% for an immaterial amount.
[15]	Projects are part of tax equity arrangements
[16]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjUzYmNmZTJkYjIyYzQ0YzY4OGMxYzUyMzdjNzFjNTQ4fFRleHRTZWxlY3Rpb246QjY3MTcwM0JCNTAwQTcwRDdGREE3MEU1RjRFRDA5N0MM}
[17]	b) Projects are part of tax equity arrangements
[18]	PPA began on January 1, 2016.
[19]	Projects are part of tax equity arrangements, as further described in Note 2, Summary of Significant Accounting Policies